Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction
Related party revenues	¥ 1,351,563	$ 195,958	¥ 1,761,017	¥ 1,584,783
One Time Commissions | Gopher Asset Management Co., Ltd [Member]
Related Party Transaction
Related party revenues	63,809	9,251	140,522	129,823
Recurring Service Fees
Related Party Transaction
Related party revenues	1,162,226	168,507	1,222,260	1,242,453
Recurring Service Fees | Gopher Asset Management Co., Ltd [Member]
Related Party Transaction
Related party revenues	768,161	111,373	871,618	927,611
Recurring Service Fees | Wanjia Win-Win
Related Party Transaction
Related party revenues			463
Recurring Service Fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction
Related party revenues	16,791	2,434	26,488	12,411
Recurring Service Fees | Gopher Capital GP Ltd
Related Party Transaction
Related party revenues	377,274	54,700	323,691	302,431
Performance Based Income
Related Party Transaction
Related party revenues	125,528	18,200	392,290	208,996
Performance Based Income | Gopher Asset Management Co., Ltd [Member]
Related Party Transaction
Related party revenues	51,304	7,438	166,580	140,050
Performance Based Income | Gopher Capital GP Ltd
Related Party Transaction
Related party revenues	¥ 74,224	$ 10,762	225,710	68,946
Other Service Fee
Related Party Transaction
Related party revenues			5,945	3,511
Other Service Fee | Gopher Asset Management Co., Ltd [Member]
Related Party Transaction
Related party revenues			¥ 5,945	3,425
Other Service Fee | Gopher Capital GP Ltd
Related Party Transaction
Related party revenues				¥ 86